Employee Benefit Plan, Summary of Accounting Policy (Policies) - WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting
Accounting Principles

The financial statements of the Plan have been prepared in accordance with accounting principles generally accepted in the United States of America. The Plan's significant accounting policies are described below.
Basis of Accounting

The financial statements of the Plan are maintained on the accrual basis of accounting.

EBP, Investment
Investment Valuation and Income Recognition

Investments held by the Plan are reported at fair value, except for the fully benefit-responsive contract associated with the Stable Value Fund, which is reported at contract value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the respective measurement date.
The Plan has adopted a framework for measuring fair value that prioritizes the inputs to valuation techniques. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The three levels of inputs that may be used to measure fair value are as follows:
•Level 1 - Observable inputs such as quoted prices in active markets for identical investments the Plan has the ability to access.

•Level 2 - Inputs include:

•Quoted prices for similar assets or liabilities in active markets;

•Quoted prices for identical or similar assets or liabilities in inactive markets;

•Inputs, other than quoted prices in active markets, that are observable either directly or indirectly, and

•Inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.

•Level 3 - Unobservable inputs in which there is little or no market activity for the asset or liability, which requires the Plan to develop its own estimates and assumptions relating to the pricing of the asset or liability, including assumptions regarding risk.

The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Investments for which fair value is measured using the net asset value (“NAV”) per share (or its equivalent) practical expedient are not classified in the fair value hierarchy.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024.

•Shares of registered investment companies (mutual funds) and money market funds are valued at the NAV of shares held by the Plan as of December 31, 2025 and 2024. These funds held by the Plan are deemed to be actively traded.

•Self-directed accounts consist of cash and cash equivalents, common stocks and mutual funds. Cash and cash equivalents are valued at cost plus accrued interest, which approximates fair value. Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. Mutual funds are valued at the daily NAV as reported by the fund. These funds held by the Plan are deemed to be actively traded.

•The Wesco Stock Fund consists of shares of WESCO International, Inc. common stock (“Wesco common stock”) and fractional shares resulting from normal trading activity that are invested in a short-term cash fund. Wesco common stock is valued at the quoted closing market price from a national securities exchange and the short-term cash investment is valued at cost, which approximates fair value.
•Collective investment trust funds are valued at the NAV of units of each collective trust. These funds include the Loomis Sayles Large Cap Growth Trust Class C fund, various Capital Group target date retirement funds, the Spartan 500 Index Pool Class C fund, the Spartan Mid Cap Index Pool Class C fund, the Spartan Small Cap Index Pool Class C fund, and the Spartan Total International Index Pool Class C fund. The NAV, as provided by the trustees of each collective trust fund, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by each fund less its liabilities. The Plan has the ability to redeem its investment in these funds at their NAV per unit. Participants are permitted to make redemptions from these funds on a daily basis and there is no redemption notice period for participant transactions. There were no unfunded commitments as of December 31, 2025 or 2024. These are direct filing entities.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement as of the Plan's reporting date.
Purchases and sales of securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Net Appreciation in Fair Value of Investments

The Plan presents in the Statements of Changes in Net Assets Available for Benefits the net appreciation in the fair value of its investments, consisting of realized gains (losses) and unrealized gains (losses) in the registered investment companies, the collective trust funds, the Wesco Stock Fund and self-directed accounts.

EBP, Risk and Uncertainty
Risks and Uncertainties

The Plan provides for various investment options in any combination of stocks, bonds, fixed income securities and other investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risk. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in the near-term could materially affect participants' account balances, and the amounts reported in the Statements of Net Assets Available for Benefits and the Statements of Changes in Net Assets Available for Benefits.

EBP, Payment to Participant	Payment of Benefits Benefits are recorded when paid.
EBP, Expense
Expenses
Administrative expenses incurred by the Plan during the years ended December 31, 2025 and 2024 were charged to and paid from Plan assets. The Plan permits the application of forfeited assets to pay administrative expenses. Under the Plan’s current recordkeeping services agreement, the Plan Administrator utilizes the lowest gross expense ratio options for Plan investments.
EBP, Use of Estimate
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make significant estimates and assumptions. These estimates may affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements. Actual results could differ from those estimates.